Investment Objectives and Goals - iShares AAA CLO Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES AAA CLO ACTIVE ETF Ticker: CLOA Stock Exchange: NASDAQ
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares AAA CLO Active ETF (the “Fund”) seeks to provide capital preservation and current income by investing principally in a portfolio composed of U.S. dollar-denominated AAA‑rated collateralized loan obligations (“CLOs”).